CONTRACT LIABILITIES (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2018
CONTRACT LIABILITIES [abstract]
Contract liabilities	¥ 124,793	¥ 120,734
Contract liabilities recognized as revenue	¥ 119,138